Income Tax - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory income tax expense (benefit)	$ 193,046	$ (614,833)
State income tax expense (benefit), net of federal	64,198	(203,676)
Other permanent items	5,336	3,095
Valuation allowance on start-up costs	296,234	1,086,501
Total provision for income taxes	$ 558,814	$ 271,087